Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Temporary Equity [Line Items]
Schedule of Outstanding Redeemable Convertible Preferred Stock

The Company had outstanding redeemable convertible preferred stock as of December 31, 2020 and June 30, 2021 as follows (in thousands, except per share amounts):

			Issuance
		Shares	Price	Net
	Shares	Issued and	Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A	8,710	8,710	$0.4647	$3,325	$4,048
Series B	14,104	14,104	0.6775	9,397	9,556
Series C	12,431	12,431	1.1665	14,596	14,500
Series D	7,677	7,677	2.0841	14,036	16,000
Series D-1	3,359	3,359	2.0841	6,981	7,000
Series E	11,021	11,021	3.6294	39,906	40,000
Series F	11,772	11,772	5.5215	64,833	65,000
Series G	18,537	18,423	$7.5285	137,353	138,698
Total	87,611	87,497		$290,427	$294,802

The Company had outstanding redeemable convertible preferred stock as follows (in thousands, except per share amounts):

	December 31, 2019
			Issuance
		Shares	Price	Net
	Shares	Issued and	Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A	8,710	8,710	$0.4647	$3,325	$4,048
Series B	14,104	14,104	0.6775	9,397	9,556
Series C	12,431	12,431	1.1665	14,596	14,500
Series D	7,677	7,677	2.0841	14,036	16,000
Series D-1	3,359	3,359	2.0841	6,981	7,000
Series E	11,021	11,021	3.6294	39,906	40,000
Series F	11,772	11,772	5.5215	64,833	65,000
Series G	18,537	18,415	$7.5285	137,291	138,636
Total	87,611	87,489		$290,365	$294,740

	December 31, 2020
			Issuance
		Shares	Price	Net
	Shares	Issued and	Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A	8,710	8,710	$0.4647	$3,325	$4,048
Series B	14,104	14,104	0.6775	9,397	9,556
Series C	12,431	12,431	1.1665	14,596	14,500
Series D	7,677	7,677	2.0841	14,036	16,000
Series D-1	3,359	3,359	2.0841	6,981	7,000
Series E	11,021	11,021	3.6294	39,906	40,000
Series F	11,772	11,772	5.5215	64,833	65,000
Series G	18,537	18,423	$7.5285	137,353	138,698
Total	87,611	87,497		$290,427	$294,802